Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Angi’s general policy is to consider equity grants at scheduled meetings of the Compensation Committee, and such grants are either effective on the approval date or a specified future date. The Compensation Committee typically approves annual equity-based awards to NEOs and other executive officers usually following the release of earnings results for the prior fiscal year, though as discussed above, it modified this practice in 2025. In addition to annual awards, NEOs and other executive officers may receive awards when they join the Company or in connection with retention efforts and promotions. In addition, the Compensation Committee has delegated to Ms. Shaw the authority to make grants of Angi equity awards to eligible individuals (other than Angi directors and executive officers), subject to certain limitations, generally on the first business day of each calendar month.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Angi’s general policy is to consider equity grants at scheduled meetings of the Compensation Committee, and such grants are either effective on the approval date or a specified future date. The Compensation Committee typically approves annual equity-based awards to NEOs and other executive officers usually following the release of earnings results for the prior fiscal year, though as discussed above, it modified this practice in 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false